Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Currency Exchange Rates [Abstract]
Foreign currency balance sheet	7.1268	7.2258	6.7114
Foreign currency profits/loss	7.1592	6.9415	6.4571